LOAN PAYABLE	12 Months Ended
Nov. 30, 2019
Disclosure of detailed information about borrowings [abstract]
LOAN PAYABLE [Text Block]

8.  LOAN PAYABLE

On September 19, 2018, the Company received a loan of $50,000, which is payable within 6 months and bears an annual interest rate of 12%. During the year ended November 30, 2019, the Company fully repaid the loan.